Financial Instruments and Derivatives (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Disclosure of financial assets
The following table summarizes the carrying value of the Company's remaining financial assets and liabilities as compared to their respective fair values as at December 31, 2021:

	2021 Carrying Value	2021 Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
($ millions)
Financial assets
Derivatives	220.5	220.5	—	220.5	—
	220.5	220.5	—	220.5	—
Financial liabilities
Derivatives	164.9	164.9	—	164.9	—
Senior guaranteed notes (1)	1,638.8	1,618.4	—	1,618.4	—
	1,803.7	1,783.3	—	1,783.3	—
(1)The senior guaranteed notes are classified as financial liabilities at amortized cost and are reported at amortized cost. The notes denominated in US dollars are translated to Canadian dollars at the period end exchange rate. The fair value of the notes is calculated based on current interest rates and is not recorded in the financial statements.
The following table summarizes the carrying value of the Company's remaining financial assets and liabilities as compared to their respective fair values as at December 31, 2020:

	2020 Carrying Value	2020 Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
($ millions)
Financial assets
Derivatives	242.4	242.4	—	242.4	—
Long-term investments (1)	2.5	2.5	2.5	—	—
	244.9	244.9	2.5	242.4	—
Financial liabilities
Derivatives	45.4	45.4	—	45.4	—
Senior guaranteed notes (2)	1,871.4	1,847.7	—	1,847.7	—
	1,916.8	1,893.1	—	1,893.1	—
(1)Long-term investments are comprised of equity securities in public oil and gas companies.
(2)The senior guaranteed notes are classified as financial liabilities at amortized cost and are reported at amortized cost. The notes denominated in US dollars are translated to Canadian dollars at the period end exchange rate. The fair value of the notes is calculated based on current interest rates and is not recorded in the financial statements.

Disclosure of financial liabilities
The following table summarizes the carrying value of the Company's remaining financial assets and liabilities as compared to their respective fair values as at December 31, 2021:

	2021 Carrying Value	2021 Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
($ millions)
Financial assets
Derivatives	220.5	220.5	—	220.5	—
	220.5	220.5	—	220.5	—
Financial liabilities
Derivatives	164.9	164.9	—	164.9	—
Senior guaranteed notes (1)	1,638.8	1,618.4	—	1,618.4	—
	1,803.7	1,783.3	—	1,783.3	—
(1)The senior guaranteed notes are classified as financial liabilities at amortized cost and are reported at amortized cost. The notes denominated in US dollars are translated to Canadian dollars at the period end exchange rate. The fair value of the notes is calculated based on current interest rates and is not recorded in the financial statements.
The following table summarizes the carrying value of the Company's remaining financial assets and liabilities as compared to their respective fair values as at December 31, 2020:

	2020 Carrying Value	2020 Fair Value	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
($ millions)
Financial assets
Derivatives	242.4	242.4	—	242.4	—
Long-term investments (1)	2.5	2.5	2.5	—	—
	244.9	244.9	2.5	242.4	—
Financial liabilities
Derivatives	45.4	45.4	—	45.4	—
Senior guaranteed notes (2)	1,871.4	1,847.7	—	1,847.7	—
	1,916.8	1,893.1	—	1,893.1	—
(1)Long-term investments are comprised of equity securities in public oil and gas companies.
(2)The senior guaranteed notes are classified as financial liabilities at amortized cost and are reported at amortized cost. The notes denominated in US dollars are translated to Canadian dollars at the period end exchange rate. The fair value of the notes is calculated based on current interest rates and is not recorded in the financial statements.

Disclosure of derivative assets and liabilities
The following table summarizes the fair value as at December 31, 2021 and the change in fair value for the year ended December 31, 2021:

($ millions)	Commodity (1)	Interest (2)	Foreign exchange (3)	Equity	Total
Derivative assets (liabilities), beginning of year	(26.3)	7.3	205.0	11.0	197.0
Unrealized change in fair value	(128.1)	(1.7)	(34.4)	22.8	(141.4)
Derivative assets (liabilities), end of year	(154.4)	5.6	170.6	33.8	55.6

Derivative assets, end of year	5.4	5.7	175.6	33.8	220.5
Derivative liabilities, end of year	(159.8)	(0.1)	(5.0)	—	(164.9)
(1)Includes crude oil, crude oil differentials, propane, natural gas and natural gas differential contracts.
(2)Includes interest payments on CCS and interest derivative contracts.
(3)Includes principal portion of CCS and foreign exchange contracts.
The following table summarizes the fair value as at December 31, 2020 and the change in fair value for the year ended December 31, 2020:

($ millions)	Commodity (1)	Interest (2)	Foreign exchange (3)	Equity	Total
Derivative assets, beginning of year	26.1	21.8	261.6	—	309.5
Unrealized change in fair value	(52.4)	(14.5)	(56.6)	11.0	(112.5)
Derivative assets (liabilities), end of year	(26.3)	7.3	205.0	11.0	197.0

Derivative assets, end of year	3.5	9.8	218.1	11.0	242.4
Derivative liabilities, end of year	(29.8)	(2.5)	(13.1)	—	(45.4)
(1)Includes oil and gas contracts.
(2)Includes interest payments on CCS and interest derivative contracts.
(3)Includes principal portion of CCS and foreign exchange contracts.

Disclosure of offsetting of financial assets and liabilities	The following table summarizes the gross asset and liability positions of the Company's financial derivatives by contract that are offset on the balance sheet as at December 31, 2021 and December 31, 2020:

	2021			2020
($ millions)	Asset	Liability	Net	Asset	Liability	Net
Gross amount	218.9	(163.3)	55.6	248.4	(51.4)	197.0
Amount offset	1.6	(1.6)	—	(6.0)	6.0	—
Net amount	220.5	(164.9)	55.6	242.4	(45.4)	197.0

Sensitivity analysis for types of market risk
The following table summarizes the unrealized gains (losses) on the Company's commodity financial derivative contracts and the resulting impact on income before tax due to fluctuations in commodity prices or differentials, with all other variables held constant:

	Impact on Income Before Tax		Impact on Income Before Tax
($ millions)	Year ended December 31, 2021		Year ended December 31, 2020
	Increase 10%	Decrease 10%	Increase 10%	Decrease 10%
Commodity price
Crude oil and condensate	(148.5)	141.2	(73.7)	72.6
Natural gas	(1.1)	1.1	(1.8)	1.8
Propane	(0.8)	0.8	—	—
Differential
Crude oil	0.4	(0.4)	0.1	(0.1)
Natural gas	1.9	(1.9)	—	—
The following table summarizes the resulting unrealized gains (losses) impacting income before tax due to the respective changes in the period end and applicable foreign exchange rates, with all other variables held constant:

		Impact on Income Before Tax		Impact on Income Before Tax
($ millions)	Exchange Rate	Year ended December 31, 2021		Year ended December 31, 2020
Cdn$ relative to US$		Increase 10%	Decrease 10%	Increase 10%	Decrease 10%
US dollar long-term debt	Period End	162.8	(162.8)	197.8	(197.8)
Cross currency swaps	Forward	(168.2)	168.2	(210.7)	210.7
Foreign exchange swaps	Forward	(0.9)	0.9	(4.6)	4.6
The following table summarizes the unrealized gains (losses) on the Company's equity derivative contracts and the resulting impact on income before tax due to the respective changes in the applicable share price, with all other variables held constant:

	Impact on Income Before Tax		Impact on Income Before Tax
($ millions)	Year ended December 31, 2021		Year ended December 31, 2020
Share price	Increase 50%	Decrease 50%	Increase 50%	Decrease 50%
Total return swaps	27.4	(27.4)	13.3	(13.3)

Disclosure of undiscounted cash outflows to non-derivative financial liabilities
The timing of undiscounted cash outflows relating to the financial liabilities outstanding as at December 31, 2021, is outlined in the table below:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Accounts payable and accrued liabilities	450.7	—	—	—	450.7
Dividends payable	43.5	—	—	—	43.5
Derivative liabilities (1)	249.0	1.1	0.3	—	250.4
Senior guaranteed notes (2)	280.3	829.2	474.6	25.9	1,610.0
Bank credit facilities (3)	11.7	23.5	346.3	—	381.5
(1)These amounts exclude undiscounted cash outflows pursuant to the CCS and foreign exchange swaps.
(2)These amounts include the notional principal and interest payments pursuant to the CCS and foreign exchange swap related to the senior guaranteed notes, which fix the amounts due in Canadian dollars.
(3)These amounts include interest based on debt outstanding and interest rates effective as at December 31, 2021 and includes undiscounted cash outflows pursuant to the CCS related to LIBOR loans. The current maturity date of the Company's facilities is November 26, 2025. The Company expects that the facilities will continue to be renewed and extended prior to their maturity dates.
The timing of undiscounted cash outflows relating to the financial liabilities outstanding as at December 31, 2020 is outlined in the table below:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Accounts payable and accrued liabilities	310.3	—	—	—	310.3
Dividends payable	1.3	—	—	—	1.3
Derivative liabilities (1)	30.3	1.3	—	—	31.6
Senior guaranteed notes (2)	251.9	767.0	816.2	26.9	1,862.0
Bank credit facilities (3)	13.1	413.0	—	—	426.1
(1)These amounts exclude undiscounted cash outflows pursuant to the CCS and foreign exchange swaps.
(2)These amounts include the notional principal and interest payments pursuant to the CCS and foreign exchange swap related to the senior guaranteed notes, which fix the amounts due in Canadian dollars.
(3)These amounts include interest based on debt outstanding and interest rates effective as at December 31, 2020 and includes undiscounted cash outflows pursuant to the CCS related to LIBOR loans.

Disclosure of undiscounted cash outflows to derivative financial liabilities
The timing of undiscounted cash outflows relating to the financial liabilities outstanding as at December 31, 2021, is outlined in the table below:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Accounts payable and accrued liabilities	450.7	—	—	—	450.7
Dividends payable	43.5	—	—	—	43.5
Derivative liabilities (1)	249.0	1.1	0.3	—	250.4
Senior guaranteed notes (2)	280.3	829.2	474.6	25.9	1,610.0
Bank credit facilities (3)	11.7	23.5	346.3	—	381.5
(1)These amounts exclude undiscounted cash outflows pursuant to the CCS and foreign exchange swaps.
(2)These amounts include the notional principal and interest payments pursuant to the CCS and foreign exchange swap related to the senior guaranteed notes, which fix the amounts due in Canadian dollars.
(3)These amounts include interest based on debt outstanding and interest rates effective as at December 31, 2021 and includes undiscounted cash outflows pursuant to the CCS related to LIBOR loans. The current maturity date of the Company's facilities is November 26, 2025. The Company expects that the facilities will continue to be renewed and extended prior to their maturity dates.
The timing of undiscounted cash outflows relating to the financial liabilities outstanding as at December 31, 2020 is outlined in the table below:

($ millions)	1 year	2 to 3 years	4 to 5 years	More than 5 years	Total
Accounts payable and accrued liabilities	310.3	—	—	—	310.3
Dividends payable	1.3	—	—	—	1.3
Derivative liabilities (1)	30.3	1.3	—	—	31.6
Senior guaranteed notes (2)	251.9	767.0	816.2	26.9	1,862.0
Bank credit facilities (3)	13.1	413.0	—	—	426.1
(1)These amounts exclude undiscounted cash outflows pursuant to the CCS and foreign exchange swaps.
(2)These amounts include the notional principal and interest payments pursuant to the CCS and foreign exchange swap related to the senior guaranteed notes, which fix the amounts due in Canadian dollars.
(3)These amounts include interest based on debt outstanding and interest rates effective as at December 31, 2020 and includes undiscounted cash outflows pursuant to the CCS related to LIBOR loans.

Disclosure of derivative contracts
The following is a summary of the derivative contracts in place as at December 31, 2021:

Financial WTI Crude Oil Derivative Contracts – Canadian Dollar (1)
	Swap		Collar			Three-way Collar
Term	Volume (bbls/d)	Average Price ($/bbl)	Volumes (bbls/d)	Average Sold Call Price ($/bbl)	Average Bought Put Price ($/bbl)	Volume (bbls/d)	Average Sold Call Price ($/bbl)	Average Bought Put Price ($/bbl)	Average Sold Put Price ($/bbl)
2022	19,856	80.81	16,894	87.66	75.09	10,000	88.18	77.25	66.40
2023 January - March	5,500	90.04	5,500	95.23	83.17	—	—	—	—
(1)The volumes and prices reported are the weighted average volumes and prices for the period.

Financial WTI Crude Oil Differential Derivative Contracts – Canadian Dollar (1)
Term	Volume (bbls/d)	Contract	Basis	Fixed Differential ($/bbl)
2022 January - March	2,000	Basis Swap	WCS (2)	(15.00)
2022 January - March	3,311	Basis Swap	MSW (3)	(4.88)
(1)The volumes and prices reported are the weighted average volumes and prices for the period.
(2)WCS refers to Western Canadian Select crude oil differential.
(3)MSW refers to Mixed Sweet Blend crude oil differential.

Financial Conway Propane Derivative Contracts – Canadian Dollar (1)
Term	Contract	Volume (gals/d)	Average Price ($/gal)
2022 January - October	Swap	21,000	1.32
(1)The volumes and prices reported are the weighted average volumes and prices for the period.

Financial AECO Natural Gas Derivative Contracts – Canadian Dollar (1)
	Swap		Collar
	Volume (GJ/d)	Average Price ($/GJ)	Volume (GJ/d)	Average Sold Call Price ($/GJ)	Average Bought Put Price ($/GJ)
Term
2022 January - March	20,000	2.94	20,000	6.20	4.05
(1)The volumes and prices reported are the weighted average volumes and prices for the period.

Financial NYMEX Natural Gas Differential Derivative Contracts – US Dollar (1)
Term	Volume (mmbtu/d)	Contract	Basis	Fixed Differential (US$/mmbtu)
2022 April - December	15,000	Basis Swap	AECO	(0.94)
2023	15,000	Basis Swap	AECO	(0.94)
2024	15,000	Basis Swap	AECO	(0.94)
2025 January - March	15,000	Basis Swap	AECO	(0.94)
(1)The volumes and prices reported are the weighted average volumes and prices for the period.

Financial Cross Currency Derivative Contracts
Term	Contract	Receive Notional Principal (US$ millions)	Fixed Rate (US%)	Pay Notional Principal (Cdn$ millions)	Fixed Rate (Cdn%)
January 2022	Swap	165.0	2.05	209.7	1.86
January 2022 - May 2022	Swap	170.0	4.00	166.9	5.03
January 2022 - April 2023	Swap	61.5	4.12	80.3	3.71
January 2022 - June 2023	Swap	270.0	3.78	274.7	4.32
January 2022 - June 2024	Swap	257.5	3.75	276.4	4.03
January 2022 - April 2025	Swap	82.0	4.30	107.0	3.98
January 2022 - April 2025	Swap	230.0	4.08	291.1	4.13
January 2022 - April 2027	Swap	20.0	4.18	25.3	4.25

Financial Foreign Exchange Forward Derivative Contracts
Settlement Date	Contract	Receive Currency	Receive Notional Principal ($ millions)	Pay Currency	Pay Notional Principal ($ millions)
January 2022	Swap	US$	17.0	Cdn$	21.8
January 2022	Swap	Cdn$	19.2	US$	15.0
January 2022	Swap (1)	Cdn$	32.0	US$	25.0
February 2022	Swap (1)	Cdn$	19.2	US$	15.0
May 2022	Swap	US$	30.0	Cdn$	32.2
(1) Based on an average floating exchange rate.

Financial Equity Derivative Contracts		Notional Principal ($ millions)	Number of shares
Term	Contract
January 2022 - April 2022	Swap	9.1	3,717,846
January 2022 - April 2023	Swap	8.3	3,674,746
January 2022 - April 2024	Swap	3.6	717,846